Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 6,516	$ 5,669
State net operating losses	184	31
Stock options	664	646
Federal tax credit	190	190
Amortization	181	198
Depreciation	31	20
Accrued expenses	47	4
Contributions	5	10
Other	32	62
Total gross deferred tax assets/(liabilities)	7,850	6,830
Less valuation allowance	(7,850)	(6,830)
Net deferred tax assets/(liabilities)	$ 0	$ 0